Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	$ 6.4	$ 10.1
Other Current Assets [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.1	6.6
Other Current Assets [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	4.3	3.5
Other Current Assets [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	2.1	6.6
Other Current Assets [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	3.6	3.1
Other Current Assets [Member] | Foreign Currency Exchange Contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Assets	0.7	0.4
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	4.5	24.1
Other Current Liabilities [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.0	19.5
Other Current Liabilities [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.5	4.6
Other Current Liabilities [Member] | Commodity contracts [Member] | Designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.0	19.5
Other Current Liabilities [Member] | Commodity contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	2.3	3.6
Other Current Liabilities [Member] | Foreign Currency Exchange Contracts [Member] | Not designated as hedging instruments [Member]
Fair value of derivative instruments [Line Items]
Derivatives Instruments, Liabilities	$ 0.2	$ 1.0